ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 20,994,526	R$ 22,495,331
Cash flows from financing activities, Additions	83,084	30,025
Cash flows from financing activities, Write-offs (payments)	(5,973,107)	(8,392,269)
Cash flows from operating activities, Write-offs (payments)	(2,074,558)	(2,061,717)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	2,070,655	2,158,380
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	5,185,965	3,845,882
Financing activities not involving cash and cash equivalents, Business combination	169,355	25,815
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,521,605	2,893,079
Balance at end of the year	22,977,525	20,994,526
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	2,247,884	3,187,417
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(2,532,399)	(3,832,612)
Cash flows from operating activities, Write-offs (payments)	0	0
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	0	0
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,521,605	2,893,079
Balance at end of the year	2,237,090	2,247,884
Loan and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	30,025	1,073,090
Cash flows from financing activities, Additions	83,084	30,025
Cash flows from financing activities, Write-offs (payments)	0	(1,056,060)
Cash flows from operating activities, Write-offs (payments)	(8,323)	(34,236)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	12,357	17,206
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	117,143	30,025
Lease liabilities [member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	13,596,039	12,032,603
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(3,081,545)	(2,754,909)
Cash flows from operating activities, Write-offs (payments)	(1,600,192)	(1,481,392)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	1,630,993	1,392,570
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	4,701,311	4,407,167
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	15,246,606	13,596,039
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,721,589	3,736,833
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	0	0
Cash flows from operating activities, Write-offs (payments)	(443,423)	(501,765)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	417,048	486,521
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	3,695,214	3,721,589
Liabilities for the acquisition of a company
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	88,888	615,299
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(22,927)	(24,038)
Cash flows from operating activities, Write-offs (payments)	(3,862)	(4,973)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	7,458	38,070
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	(561,285)
Financing activities not involving cash and cash equivalents, Business combination	163,792	25,815
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	233,349	88,888
5G Licenses
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,300,686	1,843,971
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(331,687)	(616,936)
Cash flows from operating activities, Write-offs (payments)	(18,616)	(31,912)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	54,587	105,563
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	1,004,970	1,300,686
Tax Refinancing and Amnesty Program [Member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	0
Cash flows from financing activities, Additions	0
Cash flows from financing activities, Write-offs (payments)	(58,130)
Cash flows from operating activities, Write-offs (payments)	(3,605)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	21,443
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	484,654
Financing activities not involving cash and cash equivalents, Business combination	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0
Balance at end of the year	444,362	0
Financing - Financial institutions [Member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	0
Cash flows from financing activities, Additions	0
Cash flows from financing activities, Write-offs (payments)	(750)
Cash flows from operating activities, Write-offs (payments)	0
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	73
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0
Financing activities not involving cash and cash equivalents, Business combination	5,563
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0
Balance at end of the year	4,886	0
Derivatives [member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	9,415	6,118
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	54,331	(107,714)
Cash flows from operating activities, Write-offs (payments)	3,463	(7,439)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	(73,304)	118,450
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	R$ (6,095)	R$ 9,415